COMMITMENTS AND CONTINGENCIES (Details) - USD ($)			12 Months Ended
	Feb. 01, 2022	Jan. 01, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Oct. 31, 2021	Nov. 25, 2020	Aug. 31, 2019
Loss Contingencies [Line Items]
Deferred Fee Per Unit				$ 0.35
Deferred underwriting fee payable				$ 12,075,000
Common shares, par value (in dollars per share)				$ 0.0001	$ 0.0001	$ 0.0001
Number of shares issued				5,080,409
Purchase price				$ 10.00
Aggregate gross proceeds				$ 50,800,000
Operating lease expense				$ 1,000,000	$ 868,000
Long term purchase commitment amount			$ 800,000
Accrued Purchase commitment			$ 800,000
Loss contingency estimate possible loss								$ 2.3
Deferred financing costs								$ 2
Loss contingency accrual at carrying value					$ 500,000		$ 500,000
Lease Term December 2021 To December 2026 [Member]
Loss Contingencies [Line Items]
Increase in future minimum lease payments		$ 1,100,000
Lease Term September 2027 To November 2032 [Member]
Loss Contingencies [Line Items]
Increase in future minimum lease payments	$ 5,400,000
Lease Term December 2022 To November 2032 [Member]
Loss Contingencies [Line Items]
Increase in future minimum lease payments	17,100,000
Lease Term April 2022 To June 2027 [Member]
Loss Contingencies [Line Items]
Increase in future minimum lease payments	$ 2,000,000